Offerings - Offering: 1	Oct. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	10.85
Maximum Aggregate Offering Price	$ 5,425,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 471.98
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is also registering an indeterminate number of additional shares of common stock, par value $0.0001 per share (the "Common Stock"), of Picard Medical, Inc. (the "Company") that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Company's outstanding shares of Common Stock. Consists of up to 500,000 shares of Common Stock registered for resale by the selling stockholders named in this registration statement. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per share and proposed maximum aggregate offering price are based on the average of the high and low prices of the Common Stock on the Nasdaq Stock Market on October 12, 2026 (such date being within five business days of the date that this registration statement on Form S-3 was filed with the U.S. Securities and Exchange Commission) which were $12.69 and $9.01, respectively.